Quarterly Holdings Report
for
Fidelity Simplicity RMD 2010 Fund℠
October 31, 2023
RW32-NPRT1-1223
1.858595.117
Domestic Equity Funds - 12.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	3,979	39,352
Fidelity Series Blue Chip Growth Fund (a)	8,228	108,850
Fidelity Series Commodity Strategy Fund (a)	715	71,146
Fidelity Series Growth Company Fund (a)	11,910	203,064
Fidelity Series Intrinsic Opportunities Fund (a)	4,257	40,569
Fidelity Series Large Cap Stock Fund (a)	10,772	190,770
Fidelity Series Large Cap Value Index Fund (a)	4,427	59,853
Fidelity Series Opportunistic Insights Fund (a)	7,192	121,192
Fidelity Series Small Cap Core Fund (a)	38	357
Fidelity Series Small Cap Discovery Fund (a)	1,742	17,386
Fidelity Series Small Cap Opportunities Fund (a)	4,993	57,919
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,068	133,924
Fidelity Series Value Discovery Fund (a)	8,376	119,774
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,106,130)		1,164,156

International Equity Funds - 16.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,576	86,599
Fidelity Series Emerging Markets Fund (a)	14,667	113,226
Fidelity Series Emerging Markets Opportunities Fund (a)	28,611	453,198
Fidelity Series International Growth Fund (a)	16,732	247,637
Fidelity Series International Small Cap Fund (a)	9,754	141,634
Fidelity Series International Value Fund (a)	23,179	246,623
Fidelity Series Overseas Fund (a)	21,889	247,779
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,540,232)		1,536,696

Bond Funds - 65.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	136,487	1,297,994
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	45,527	332,349
Fidelity Series Emerging Markets Debt Fund (a)	6,956	49,042
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,809	16,354
Fidelity Series Floating Rate High Income Fund (a)	1,062	9,505
Fidelity Series High Income Fund (a)	6,502	51,367
Fidelity Series International Credit Fund (a)	431	3,247
Fidelity Series International Developed Markets Bond Index Fund (a)	45,317	377,943
Fidelity Series Investment Grade Bond Fund (a)	384,727	3,597,196
Fidelity Series Long-Term Treasury Bond Index Fund (a)	82,562	411,984
Fidelity Series Real Estate Income Fund (a)	1,247	11,282
TOTAL BOND FUNDS (Cost $7,220,529)		6,158,263

Short-Term Funds - 6.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.41% (a)(b)	481,042	481,042
Fidelity Series Short-Term Credit Fund (a)	12,452	119,913
TOTAL SHORT-TERM FUNDS (Cost $604,222)		600,955

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,471,113)	9,460,070
NET OTHER ASSETS (LIABILITIES) - 0.0%	(202)
NET ASSETS - 100.0%	9,459,868

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,370,749	14,907	91,813	2	(1,922)	6,073	1,297,994
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	373,188	4,138	17,746	312	(5,373)	(21,858)	332,349
Fidelity Series All-Sector Equity Fund	43,510	879	1,837	-	225	(3,425)	39,352
Fidelity Series Blue Chip Growth Fund	120,315	4,642	4,205	374	45	(11,947)	108,850
Fidelity Series Canada Fund	97,819	3,259	4,519	-	110	(10,070)	86,599
Fidelity Series Commodity Strategy Fund	76,903	2,493	5,688	1,690	(591)	(1,971)	71,146
Fidelity Series Emerging Markets Debt Fund	52,727	1,863	2,165	822	(260)	(3,123)	49,042
Fidelity Series Emerging Markets Debt Local Currency Fund	17,887	609	1,000	-	(97)	(1,045)	16,354
Fidelity Series Emerging Markets Fund	117,156	22,360	11,317	-	(2,081)	(12,892)	113,226
Fidelity Series Emerging Markets Opportunities Fund	496,992	70,639	50,251	-	(7,383)	(56,799)	453,198
Fidelity Series Floating Rate High Income Fund	10,343	345	1,137	239	(40)	(6)	9,505
Fidelity Series Government Money Market Fund 5.41%	662,457	14,310	195,725	8,253	-	-	481,042
Fidelity Series Growth Company Fund	224,043	9,693	7,592	-	4	(23,084)	203,064
Fidelity Series High Income Fund	55,481	1,419	3,128	841	(370)	(2,035)	51,367
Fidelity Series International Credit Fund	3,288	32	-	32	-	(73)	3,247
Fidelity Series International Developed Markets Bond Index Fund	401,763	6,663	22,014	928	(1,729)	(6,740)	377,943
Fidelity Series International Growth Fund	277,999	14,008	13,811	-	(139)	(30,420)	247,637
Fidelity Series International Small Cap Fund	77,606	75,953	2,139	-	(659)	(9,127)	141,634
Fidelity Series International Value Fund	279,712	5,033	18,607	-	780	(20,295)	246,623
Fidelity Series Intrinsic Opportunities Fund	44,738	9,908	2,046	8,458	(244)	(11,787)	40,569
Fidelity Series Investment Grade Bond Fund	3,785,894	156,176	124,572	38,981	(3,671)	(216,631)	3,597,196
Fidelity Series Large Cap Stock Fund	210,602	10,697	8,406	4,776	204	(22,327)	190,770
Fidelity Series Large Cap Value Index Fund	65,882	2,403	2,025	-	85	(6,492)	59,853
Fidelity Series Long-Term Treasury Bond Index Fund	417,947	72,976	11,596	3,560	(779)	(66,564)	411,984
Fidelity Series Opportunistic Insights Fund	133,510	2,019	7,349	-	(672)	(6,316)	121,192
Fidelity Series Overseas Fund	278,404	11,647	11,542	-	(527)	(30,203)	247,779
Fidelity Series Real Estate Income Fund	14,361	395	2,636	245	(364)	(474)	11,282
Fidelity Series Short-Term Credit Fund	122,634	2,420	4,885	902	(87)	(169)	119,913
Fidelity Series Small Cap Core Fund	413	-	-	-	-	(56)	357
Fidelity Series Small Cap Discovery Fund	19,238	1,295	568	-	(22)	(2,557)	17,386
Fidelity Series Small Cap Opportunities Fund	64,164	4,614	1,906	294	(149)	(8,804)	57,919
Fidelity Series Stock Selector Large Cap Value Fund	146,606	5,261	7,167	-	(20)	(10,756)	133,924
Fidelity Series Value Discovery Fund	131,397	4,837	7,690	-	10	(8,780)	119,774
	10,195,728	537,893	647,082	70,709	(25,716)	(600,753)	9,460,070

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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